Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Income From Continuing Operations Before Income Taxes, Domestic and Foreign
Income (loss) from continuing operations before income taxes consists of the following:

	Year Ended December 31
(in thousands)	2017	2016	2015
U.S.	$134,276	$227,457	$(142,705)
Non-U.S.	48,513	23,201	21,815
	$182,789	$250,658	$(120,890)

Schedule of Provision for Income Taxes on Income From Continuing Operations
The (benefit from) provision for income taxes on income (loss) from continuing operations consists of the following:

(in thousands)	Current	Deferred	Total
Year Ended December 31, 2017
U.S. Federal	$10,743	$(153,217)	$(142,474)
State and Local	5,930	3,306	9,236
Non-U.S.	10,079	3,459	13,538
	$26,752	$(146,452)	$(119,700)
Year Ended December 31, 2016
U.S. Federal	$56,342	$33,959	$90,301
State and Local	6,325	(5,164)	1,161
Non-U.S.	8,463	(18,725)	(10,262)
	$71,130	$10,070	$81,200
Year Ended December 31, 2015
U.S. Federal	$5,728	$20,890	$26,618
State and Local	402	(10,749)	(10,347)
Non-U.S.	2,441	1,788	4,229
	$8,571	$11,929	$20,500

Schedule of Effective Income Tax Rate Reconciliation
The provision for income taxes on continuing operations differs from the amount of income tax determined by applying the U.S. Federal statutory rate of 35% to the income (loss) from continuing operations before taxes as a result of the following:

	Year Ended December 31
(in thousands)	2017	2016	2015
U.S. Federal taxes at 35% statutory rate	$63,976	$87,731	$(42,311)
State and local taxes, net of U.S. Federal tax	6,949	(2,965)	(3,441)
Valuation allowances against state tax benefits, net of U.S. Federal tax	(946)	3,196	(3,285)
Deferred taxes on future distributions of unremitted non-U.S. subsidiary earnings	1,606	1,993	2,688
Valuation allowances against other non-U.S. income tax benefits	(1,935)	(12,688)	431
Stock-based compensation	(6,023)	—	—
Goodwill impairments and dispositions	—	(5,631)	63,889
U.S. Federal Manufacturing Deduction tax benefits	(1,329)	(6,012)	(625)
Write-off of deferred taxes related to intercompany loans	—	10,965	—
Deferred tax impact of U.S. Federal tax rate reduction to 21%, net of state tax impact	(153,336)	—	—
Deferred tax benefit on unremitted non-U.S. subsidiary earnings related to the Tax Act	(28,324)	—	—
Other, net	(338)	4,611	3,154
(Benefit from) Provision for Income Taxes	$(119,700)	$81,200	$20,500

Schedule of Deferred Tax Assets and Liabilities
Deferred income taxes consist of the following:

	As of December 31
(in thousands)	2017	2016
Accrued postretirement benefits	$5,333	$9,444
Other benefit obligations	78,815	120,792
Accounts receivable	5,481	10,780
State income tax loss carryforwards	35,434	23,178
U.S. Federal income tax loss carryforwards	2,857	6,212
U.S. Federal foreign income tax credit carryforwards	2,522	1,921
Non-U.S. income tax loss carryforwards	18,797	19,246
Non-U.S. capital loss carryforwards	2,336	1,929
Other	26,546	44,401
Deferred Tax Assets	178,121	237,903
Valuation allowances	(48,742)	(41,319)
Deferred Tax Assets, Net	$129,379	$196,584
Property, plant and equipment	11,248	13,591
Prepaid pension cost	283,604	349,878
Unrealized gain on available-for-sale securities	70,827	61,964
Goodwill and other intangible assets	109,428	132,997
Non-U.S. withholding tax	1,606	—
Deferred Tax Liabilities	$476,713	$558,430
Deferred Income Tax Liabilities, Net	$347,334	$361,846

Schedule of Changes in Deferred Tax Valuation Allowance
Deferred tax valuation allowances and changes in deferred tax valuation allowances were as follows:

(in thousands)	Balance at Beginning of Period	Tax Expense and Revaluation	Deductions	Balance at End of Period
Year ended
December 31, 2017	$41,319	$7,423	$—	$48,742
December 31, 2016	$69,545	$4,709	$(32,935)	$41,319
December 31, 2015	$65,521	$4,024	$—	$69,545

Schedule of Unrecognized Tax Benefits Roll Forward
The following summarizes the Company’s unrecognized tax benefits, excluding interest and penalties, for the respective periods:

	Year Ended December 31
(in thousands)	2017	2016	2015
Beginning unrecognized tax benefits	$17,331	$17,331	$19,817
Increases related to current year tax positions	—	—	—
Increases related to prior year tax positions	—	—	—
Decreases related to prior year tax positions	—	—	(2,486)
Decreases related to settlement with tax authorities	—	—	—
Decreases due to lapse of applicable statutes of limitations	—	—	—
Ending unrecognized tax benefits	$17,331	$17,331	$17,331

State [Member]
Schedule of Income Tax Loss Carryforwards
The Company has $635.1 million of state income tax net operating loss carryforwards available to offset future state taxable income. State income tax loss carryforwards, if unutilized, will start to expire approximately as follows:

(in millions)
2018	$8.3
2019	2.6
2020	18.3
2021	20.1
2022	1.0
2023 and after	584.8
Total	$635.1

U.S. Federal [Member]
Schedule of Income Tax Loss Carryforwards
The Company has $13.5 million of U.S. Federal income tax loss carryforwards obtained as a result of prior stock acquisitions. U.S. Federal income tax loss carryforwards are expected to be fully utilized as follows:

(in millions)
2018	$3.6
2019	3.3
2020	3.3
2021	1.1
2022	0.9
2023 and after	1.3
Total	$13.5